Related-Party Transactions - Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee compensation costs [line items]
Compensation of employees	$ 28,038	$ 30,659
Bottom of range [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	928	973
Weighted Average [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	4,985	4,961
Top of range [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	$ 26,602	$ 27,219